Financial assets at fair value through profit or loss (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through profit or loss
Carrying amount	¥ 2,071,653,000	¥ 1,487,871,000
Contingent refundable consideration
Financial assets at fair value through profit or loss
Carrying amount	676,000	676,000
Wealth management products
Financial assets at fair value through profit or loss
Carrying amount	2,070,977,000	1,487,195,000
Financial assets at fair value through profit or loss	¥ 2,070,977,000	¥ 1,487,195,000